Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in-capital	Retained earnings (Accumulated deficit)	Total
Balance at Dec. 31, 2021		$ 2,730	$ (1,477)	$ 1,253
Balance (in Shares) at Dec. 31, 2021	31,793
Loss for the year			(2,201)	(2,201)
Debt extinguishment of shareholders’ loans (Note 11)		769		769
Issuance of ordinary shares upon initial public offering, net of issuance costs (Note 13)		6,194		6,194
Issuance of ordinary shares upon initial public offering, net of issuance costs (Note 13) (in Shares)	42,965
Issuance of warrants to third party upon initial public offering (Note 13)		26		26
Conversion of shareholder loans (Note 11)		3,461		3,461
Conversion of shareholder loans (Note 11) (in Shares)	16,084
Reclassification of derivative warrant liabilities to equity (Note 10)		3,319		3,319
Balance at Dec. 31, 2022		16,499	(3,678)	12,821
Balance (in Shares) at Dec. 31, 2022	90,842
Loss for the year			(4,598)	(4,598)
Issuance of ordinary shares to SciSparc Ltd. (Note 7)		288		288
Issuance of ordinary shares to SciSparc Ltd. (Note 7) (in Shares)	2,719
Balance at Dec. 31, 2023		16,787	(8,276)	$ 8,511
Balance (in Shares) at Dec. 31, 2023	93,561			93,561	[1]
Loss for the year			(7,804)	$ (7,804)
Issuance of ordinary shares and pre-funded warrants, net (note 13)		2,557		2,557
Issuance of ordinary shares and pre-funded warrants, net (note 13) (in Shares)	144,988
Exercise of pre-funded warrants (note 13)
Exercise of pre-funded warrants (note 13) (in Shares)	651,834
Exercise of Series A Warrants (note 13)		2,293		2,293
Exercise of Series A Warrants (note 13) (in Shares)	825,434
Balance at Dec. 31, 2024		$ 21,637	$ (16,080)	$ 5,557
Balance (in Shares) at Dec. 31, 2024	1,715,817			1,715,817	[1]

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.